EARNINGS PER SHARE - Schedule of Earnings Per Share and Weighted Average Shares Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Numerator for continuing operations
Net income (loss) from continuing operations, basic	$ (493,677)	$ 551,740		$ 310,000
Net income (loss) from continuing operations, diluted	(493,677)	551,740		310,000
Less: Net income (loss) attributable to noncontrolling interests	(184,529)	194,618		187,701
Less: Net income (loss) attributable to noncontrolling interests	(184,529)	23,379		191,900
Net income (loss) from continuing operations attributable to the Company	(309,148)	357,122		122,299
Net income (loss) from continuing operations attributable to the Company	(309,148)	528,361		118,100
Adjustment to net income (loss) attributable to the Company	(1,798)	313		5,497
Adjustment to net income (loss) attributable to the Company	(1,798)	313		5,497
Net income (loss) from continuing operations attributable to EGH common shareholders- Basic	(310,946)	357,435		127,796
Net income (loss) from continuing operations attributable to EGH common shareholders- Diluted	(310,946)	528,674		123,597
Numerator for discontinued operations
Net income from discontinued operations	19,136	5,729		11,664		$ 28,026
Less: Net income attributable to noncontrolling interests	6,613	6,335		4,830
Less: Net (loss) income attributable to noncontrolling interests	6,613	6,335		4,830
Net (loss) income from discontinued operations attributable to EGH common shareholders- Basic	12,523	(606)		6,834
Net (loss) income from discontinued operations attributable to EGH common shareholders- Diluted	12,523	(606)		6,834
Net income (loss) attributable to EGH common shareholders for basic earnings (loss) per share	(298,423)	356,829		134,630
Net income (loss) attributable to EGH common shareholders for diluted earnings (loss) per share	$ (298,423)	$ 528,068		$ 130,431
Denominator
Weighted average Class A Common Shares outstanding - Basic		298,915,993		281,369,848		262,119,930
Additional shares assuming exchange of all EOC Profits Units	0	802,961		1,567,981
Additional shares from RSUs, Stock Options and Phantom Units, as calculated using the treasury stock method	0	2,178,731		1,870,980
Additional shares assuming exchange of all Endeavor Operating Units and Endeavor Manager Units	0	157,836,630		0
Additional shares assuming redemption of redeemable non-controlling interests	0	5,128,584		2,899,023
Weighted average number of shares used in computing diluted earnings (loss) per share	262,119,930	464,862,899		287,707,832		262,119,930
Basic earnings (loss) per share from continuing operations	$ (1.19)	$ 1.19	[1]	$ 0.46	[1]	$ (1.19)	[1]
Basic earnings per share from discontinued operations	0.05	0	[1]	0.02	[1]	0.05	[1]
Basic	(1.14)	1.19	[1]	0.48	[1]	(1.14)	[1]
Diluted earnings (loss) per share from continuing operations	(1.19)	1.14	[1]	0.43	[1]	(1.19)	[1]
Diluted earnings per share from discontinued operations	0.05	0	[1]	0.02	[1]	0.05	[1]
Diluted	$ (1.14)	$ 1.14	[1]	$ 0.45	[1]	$ (1.14)	[1]
Common Class A [Member]
Denominator
Weighted average Class A Common Shares outstanding - Basic	262,119,930	298,915,993		281,369,848

[1]	Basic and diluted loss per share of Class A common stock presented for 2021 is applicable only for the period from May 1, 2021 through December 31, 2021, which is the period following the initial public offering ("IPO") and the related Reorganization Transactions (as defined in Note 1 to the consolidated financial statements). See Note 14 for the calculation of the numbers of shares used in computation of net loss per share of Class A common stock and the basis for computation of net loss per share.